DUNCAN-HURST
                                  MUTUAL FUNDS


Semi-Annual Report
September 30, 2000




                             AGGRESSIVE GROWTH FUND

                            LARGE CAP GROWTH-20 FUND

                                 TECHNOLOGY FUND

                            INTERNATIONAL GROWTH FUND




                              WWW.DUNCAN-HURST.COM

                           DUNCAN-HURST MUTUAL FUNDS


Dear Shareholder:

     In the last two quarters, the Duncan-Hurst Mutual Funds faced a difficult market environment for growth stocks. In the second quarter, the markets were negatively affected by the fear of an economic slowdown due to rising interest rates engineered by the Federal Reserve. In the third quarter, the key influences on the financial markets were what is becoming known as "The Three E's": increasing energy prices, the weakening of the Euro, and a potential U.S. and global economic slowdown. Value stocks, being perceived as a safe haven in uncertain times, performed better than growth stocks. Traditionally, our style has not performed well during periods where growth underperforms value and in the last two quarters, the Russell 3000 Value outperformed the Russell 3000 Growth by 11.4%.*

     Looking ahead over the next six months, we expect an improved market environment since these negatives have most likely been priced into the market. At this time, our sector weights remain relatively spread out due to the lack of dominance of a particular theme. Because there are no dominant themes, stock selection is more important than ever. We are focusing on companies that can deliver near-term earnings, even though the economy is slowing. As we look forward, it is our belief that the economy should reaccelerate at the end of 2001, and growth cyclicals, technology in particular, should anticipate this acceleration and respond positively sometime over the next several months.

     The individual funds results, as well as a more detailed profile of each Fund, are presented in this semi-annual report. For any additional information on our Funds, we invite you to visit our website at www.duncan-hurst.com or call 1-800-558-9105.

     Thank you for your investment in Duncan-Hurst Mutual Funds. We appreciate the opportunity to meet your investment needs.

     Sincerely,

/s/ William H. "Beau" Duncan, Jr.

William H. "Beau" Duncan, Jr.
Chairman

----------
* The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indexes. The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth or the Russell 2000 Growth indices.

DUNCAN-HURST AGGRESSIVE GROWTH FUND

FUND & STRATEGY

The Aggressive Growth Fund seeks to provide long-term capital growth primarily through investment in stocks of medium-cap growth companies. The adviser seeks to identify companies with accelerating earnings growth and positive company fundamentals. Though the process is primarily based upon this bottom-up process, a top-down analysis is conducted to identify outperforming and underperforming sectors.

MARKET REVIEW

The past six months have been difficult for the Aggressive Growth Fund. The Fund's return for the last six months was -18.7%, while the Russell Midcap Growth's return was -5.1% for that same time period. Traditionally, our style has not performed well during periods where growth underperforms value and in the last two quarters, the Russell Midcap Value Index outperformed the Russell Midcap Growth Index by 12.9%.

In the second quarter, technology suffered as a whole and poor performance was widespread. For the most part, stocks were selling off in response to either fears about the economy slowing and/or concerns about rising interest rates. The markets also faced uncertainty regarding quarterly earnings for companies that had delivered outstanding performance for so long. With the combination of these two market conditions, investors sold most of the tech stocks quickly. We responded by diversifying our investments across industries and sectors.

We continued diversifying in the third quarter, decreasing our weightings in the technology sector and increasing our weightings in health care, traditionally a safe haven during economic uncertainty. A relatively new opportunity that came to the forefront during the third quarter was the "growth utility." The opportunity resulted from the increase in demand for power, led in part by the continuing use and pervasiveness of Internet technology and the growing appetite for bandwidth. Looking forward, it seems that the market has already discounted most, if not all, of the macro-economic slowdown. Oil prices, for example, seem to be peaking, based on actions being taken by OPEC and the White House to increase supply. As soon as we are comfortable that the market is becoming more optimistic, we will again concentrate our investments in the traditionally high growth areas, such as technology, and reduce the more cyclical weightings, such as health care.

Total return stated above is for the Class R Shares of the Fund. The Russell Midcap Growth Index measures the performance of the 800 smallest companies in the Russell 1000 Index. The Russell Midcap Growth Index is unmanaged and returns include reinvested dividends. Past performance is not indicative of future results, share price and returns fluctuate and investors may have a gain or loss when they redeem shares.

                       DUNCAN-HURST AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS at September 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
 SHARES                                                                VALUE
--------------------------------------------------------------------------------

COMMON STOCKS: 98.0%
AUDIO/VIDEO PRODUCTS: 2.7%
   14,590   Polycom, Inc.*                                          $   977,074
                                                                    -----------
BANKS: 2.0%
   11,886   Silicon Valley Bancshares                                   692,174
                                                                    -----------
BIOTECHNOLOGY: 3.9%
    4,720   Idec Pharmaceuticals Corp.*                                 827,696
      940   Myriad Genetics, Inc.*                                       80,840
    3,990   Protein Design Labs, Inc.*                                  480,795
                                                                    -----------
                                                                      1,389,331
                                                                    -----------
CIRCUITS: 1.0%
    5,296   Micrel, Inc.*                                               354,832
                                                                    -----------
COMMERICAL SERVICES: 1.7%
    8,660   Plexus Corp.*                                               610,530
                                                                    -----------
COMPUTERS: 1.0%
    5,510   Infocus Group*                                              292,030
    2,452   Sonicwall, Inc.*                                             69,882
                                                                    -----------
                                                                        361,912
                                                                    -----------
COMPUTERS - MEMORY DEVICES: 0.2%
      510   Storage Networks, Inc.*                                      52,116
                                                                    -----------
COMPUTER SOFTWARE: 18.7%
    6,190   Advent Softwares, Inc.*                                     432,526
    7,580   Check Point Software Technologies Ltd.*                   1,193,850
   10,462   Descartes Systems Group, Inc.*                              517,869
   11,220   Mercury Interactive Corp.*                                1,758,735
    4,104   Micromuse, Inc.*                                            824,648
   10,190   Peoplesoft, Inc.*                                           284,683
   23,360   Rational Software Corp.*                                  1,620,600
                                                                    -----------
                                                                      6,632,911
                                                                    -----------
DIVERSIFIED FINANCIAL SERVICES: 1.6%
   18,030   Waddell & Reed - Class A                                    558,930
                                                                    -----------
ELECTRONICS: 7.1%
    3,854   PerkinElmer, Inc.                                           402,261
   10,957   Power One, Inc.*                                            663,070
   16,166   Waters Corp.*                                             1,438,774
                                                                    -----------
                                                                      2,504,105
                                                                    -----------
ELECTRONIC COMPONENTS: 3.7%
   16,010   Flextronics International Ltd.*                           1,314,821
                                                                    -----------
GAS & ELECTRIC UTILITIES: 5.1%
   17,370   Calpine Corp.*                                            1,812,994
                                                                    -----------
HEALTHCARE - PRODUCTS: 1.1%
    3,447   Techne Corp.*                                               386,064
                                                                    -----------
HEALTHCARE - SERVICES: 4.2%
    5,480   Laboratory Corp. of America*                                656,230
    7,110   Quest Diagnostics, Inc.*                                    815,873
                                                                    -----------
                                                                      1,472,103
                                                                    -----------
INDEPENDENT POWER PRODUCER: 3.1%
   15,070   NRG Energy, Inc.*                                           550,055
   18,350   Southern Energy, Inc.*                                      575,731
                                                                    -----------
                                                                      1,125,786
                                                                    -----------
INTERNET: 8.2%
   12,298   Freemarkets, Inc.*                                          702,523
   13,867   Commerce One, Inc.*                                       1,088,560
   12,812   Purchasepro, Inc.*                                        1,125,854
                                                                    -----------
                                                                      2,916,937
                                                                    -----------
INTERNET SOFTWARE: 3.7%
    9,188   Cache Flow, Inc.*                                         1,313,884
                                                                    -----------
MOTION PICTURE & SERVICES: 3.2%
   14,133   Macrovision Corp.*                                        1,144,773
                                                                    -----------
METAL FABRICATE/HARDWARE: 0.9%
    8,780   Precision Castparts Corp.                                   336,933
                                                                    -----------
PHARMACEUTICAL: 3.3%
    9,390   Andrx Corp.*                                                876,791
    3,567   MedImmune, Inc.*                                            275,551
                                                                    -----------
                                                                      1,152,342
                                                                    -----------
PIPELINES: 3.8%
   23,546   Dynegy, Inc. - Cl A                                       1,342,122
                                                                    -----------
SCHOOLS: 1.7%
   14,930   Apollo Group, Inc.*                                         595,334
                                                                    -----------
SEMICONDUCTORS: 9.0%
   10,235   Capstone Turbine*                                           708,774
   26,007   Cirrus Logic*                                             1,048,407
    3,050   Elantic Semiconductor*                                      303,856
    7,930   Marvell Technology*                                         611,601
   11,966   Semtech Corp.*                                              516,033
                                                                    -----------
                                                                      3,188,671
                                                                    -----------

                       DUNCAN-HURST AGGRESSIVE GROWTH FUND

--------------------------------------------------------------------------------
 SHARES                                                                VALUE
--------------------------------------------------------------------------------

TELECOMMUNICATIONS: 7.1%
      580   Cosine Communications*                                  $    32,226
   10,905   MRV Communications, Inc.*                                   494,133
    4,880   Natural Microsystems Corp.*                                 262,529
      705   New Focus, Inc.*                                             55,739
   10,553   Newport Corp.                                             1,680,730
                                                                    -----------
                                                                      2,525,357
                                                                    -----------
TOTAL COMMON STOCKS:
  (cost $28,574,916)                                                 34,762,036
                                                                    -----------

PRINCIPAL
 AMOUNT                                                                VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS: 1.5%
$ 528,724   UMB Money Market Fiduciary (cost $528,724)              $   528,724
                                                                    -----------
TOTAL INVESTMENTS
  (cost $29,103,640+): 99.5%                                         35,290,760
Other Assets less Liabilities: 0.5%                                     165,891
                                                                    -----------
NET ASSETS: 100.0%                                                  $35,456,651
                                                                    ===========

----------
*    Non-income producing security.
+ At September 30, 2000, the basis of investments for Federal income tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation were as follows:

     Gross unrealized appreciation                                  $ 7,451,823
     Gross unrealized depreciation                                   (1,264,703)
                                                                    -----------
        Net unrealized appreciation                                 $ 6,187,120
                                                                    ===========

See accompanying Notes to Financial Statements.

DUNCAN-HURST LARGE CAP GROWTH-20 FUND

FUND & STRATEGY:

The Large Cap Growth-20 Fund seeks to provide long-term capital growth primarily through investment in 20-30 larger capitalization growth companies. The adviser seeks to identify companies with accelerating earnings growth and positive company fundamentals. Though the process is primarily based upon this bottom-up process, a top-down analysis is conducted to identify outperforming and underperforming sectors.

MARKET REVIEW

The Large Cap Growth-20 Fund fell 7.0% during the last six months, outperforming the Russell 1000 Growth Index which fell 7.9%. In the second quarter, stocks were negatively impacted by the Fed's ongoing battle with perceived inflation risks and its attendant raising of short-term borrowing rates, particularly in April and May. The Fund rebounded in the third quarter, benefiting from holdings in the technology sector and the energy/electrical power sector. Data storage remains our favorite technology group, followed by telecommunications equipment. Computing has ascended from the interior of the corporation where it was employed primarily in management reporting and accounting functions to a place of prominence at the edge of the enterprise where it handles strategic, revenue generating functions like customer relationships and supplier relationships. The data generated through the operation of these strategic computing systems has skyrocketed in value.

Our energy weightings increased slightly during the third quarter, as we acknowledged that the growing use of bandwidth would result in increased electricity demand. These twin phenomena will change the energy and electric power sectors of the stock market into secular growth from highly cyclical, commodities dominated sectors. Power quality will be an emergent, ancillary industry group. Deregulation of the nation's power markets will slowly reshape the means by which the rising use of energy is satisfied.

Looking ahead, mild U.S. and global economic deceleration will likely cause a brief technology shakeout during the 2000 - 2001 transition period. Stock selection will be crucial. As we exit the third quarter, we are prepared to benefit from a broader range of stock market themes.

Total return stated above is for the Class R Shares of the Fund. The Russell 1000 Growth Index measures the performance of those 1000 Companies with higher price to book ratios and higher forecasted growth values. The Russell 1000 Growth Index is unmanaged and returns include reinvested dividends. Past performance is not indicative of future results, share price and returns fluctuate and investors may have a gain or loss when they redeem shares.

                      DUNCAN-HURST LARGE CAP GROWTH-20 FUND

SCHEDULE OF INVESTMENTS at September 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
 SHARES                                                                VALUE
--------------------------------------------------------------------------------

COMMON STOCKS: 97.6%
COMPUTER DATA SECURITY: 3.4%
    1,294   Check Point Software Technologies Ltd.*                 $   203,805
                                                                    -----------
COMPUTER NETWORKING: 9.4%
    2,529   Cisco Systems, Inc.*                                        139,727
      828   Juniper Networks, Inc.*                                     181,280
    2,058   Sun Microsystems, Inc.*                                     240,272
                                                                    -----------
                                                                        561,279
                                                                    -----------
COMPUTER SOFTWARE: 9.5%
      855   I2 Technologies, Inc.*                                      159,938
    1,738   Oracle Systems Corp.*                                       136,868
    2,420   Siebel Systems, Inc.*                                       269,376
                                                                    -----------
                                                                        566,182
                                                                    -----------
COMPUTER STORAGE DEVICES: 15.9%
    1,557   Brocade Communications                                      367,452
    1,742   Network Appliance, Inc.*                                    221,887
    3,570   EMC Corp.*                                                  353,876
                                                                    -----------
                                                                        943,215
                                                                    -----------
DATA PROCESSING: 3.9%
    3,491   Automatic Data Processing                                   233,461
                                                                    -----------
DIVERSIFIED FINANCIAL SERVICES: 2.8%
    3,068   Citigroup, Inc.                                             165,864
                                                                    -----------
ELECTRIC: 4.6%
    4,023   AES Corp.                                                   275,576
                                                                    -----------
ELECTRONIC COMPONENTS: 9.8%
      757   Applied Micro Circuits Corp.*                               156,746
      932   PMC - Sierra, Inc.*                                         200,613
    2,413   Sanmina Corp.*                                              225,917
                                                                    -----------
                                                                        583,276
                                                                    -----------
HEALTHCARE SERVICES: 4.2%
    2,555   Unitedhealth Group, Inc.                                    252,306
                                                                    -----------
MANUFACTURING: 3.5%
    3,563   General Electric Co.                                        205,541
                                                                    -----------
MEDICAL: 1.9%
    1,577   Amgen, Inc.*                                                110,119
                                                                    -----------
OIL & GAS SERVICES: 4.9%
    3,461   Baker Hughes, Inc.                                          128,490
    2,001   Schlumberger Ltd.                                           164,707
                                                                    -----------
                                                                        293,197
                                                                    -----------
PHARMACEUTICALS: 1.9%
    1,288   Cardinal Health                                             113,586
                                                                    -----------
PIPELINES: 3.9%
    2,671   Enron Corp.                                                 234,046
                                                                    -----------
RETAIL: 3.0%
    3,048   Kohls Corp.*                                                175,831
                                                                    -----------
SEMICONDUCTORS: 2.3%
      541   Broadcom Corp. - CL A*                                      131,869
                                                                    -----------
SOFTWARE TOOLS: 3.4%
    1,280   Mercury Interactive Corp.*                                  200,640
                                                                    -----------
TELECOMMUNICATIONS: 9.3%
    2,122   Ciena Corp.*                                                260,608
      985   Corning, Inc.                                               292,545
                                                                    -----------
                                                                        553,153
                                                                    -----------
TOTAL COMMON STOCKS:
  (cost $4,688,098)                                                   5,802,946
                                                                    -----------

PRINCIPAL
 AMOUNT
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS: 4.3%
$ 257,405   UMB Money Market Fiduciary (cost $257,405)                  257,405
                                                                    -----------
TOTAL INVESTMENTS
  (cost $4,945,503+): 101.9%                                          6,060,351
Liabilities in excess of Other Assets: (1.9)%                          (113,385)
                                                                    -----------
NET ASSETS: 100.0%                                                  $ 5,946,966
                                                                    ===========

----------
*    Non-income producing security.
+ At September 30, 2000, the basis of investments for Federal income tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation were as follows:

     Gross unrealized appreciation                                  $ 1,159,519
     Gross unrealized depreciation                                      (44,671)
                                                                    -----------
       Net unrealized appreciation                                  $ 1,114,848
                                                                    ===========

See accompanying Notes to Financial Statements.

DUNCAN-HURST TECHNOLOGY FUND

FUND OBJECTIVE & STRATEGY

The Technology Fund seeks to provide long-term capital growth primarily through investment in stocks of technology companies. The adviser seeks to identify companies with accelerating earnings growth and positive company fundamentals. Though the process is primarily based upon this bottom-up process, a top-down analysis is conducted to identify outperforming and underperforming industries in the technology sector.

MARKET REVIEW

In the past six months, the Duncan-Hurst Technology Fund declined approximately 12.3%, underperforming the PSE Technology Index (Pacific Stock Exchange Technology Index) which fell 10.6%.

In the second quarter, underperformance was due in part to overweight positions in communications, emerging telecom providers and Internet bandwidth enablers. Evidence of a continuing threat of inflation resulted in further interest rate increases from the Federal Reserve. Since many of today's faster growing technology companies are not forecasted to have positive earnings until several years from now, these interest rate increases contributed to a valuation compression as the discounted value of their future earnings became impacted by higher implied discount rates. In response to the market conditions, we moved into larger cap technology stocks with more predictable growth.

In the third quarter, the Fund outperformed due to significant weightings taken in software and optical networking. The migration from electrical networking to optical networking by communications companies positively impacted both optical networking system and component companies. Although some of these gains were offset in September, we believe that there is much room for growth in optical networking. Software companies performed strongly in the latter part of the third quarter. Electronic procurement, customer relationship, and supply chain management companies began to benefit from the movement toward Internet exchanges.

Fears of Federal Reserve interest rate hikes may have subsided, but the third quarter introduced other concerns regarding the Euro currency, telecommunications infrastructure spending, and electronic marketplace potential. In response to these issues, we will put more of a premium on individual stock selection. In the long-term, we believe that there is going to be a continued and increased demand for technology in many aspects of the business, whether it is in hardware, software, or telecommunications.

Total return stated above is for the Class R Shares of the Fund. The Pacific Stock Exchange ("PSE") Technology Index is a price-weighted, broad-based index comprised of 100 listed and over-the-counter stocks from different industries such as computer hardware, software development, semiconductors, networking, communications, data storage and processing. The PSE Technology Index is unmanaged and returns include reinvested dividends. Past performance is not indicative of future results, share price and returns fluctuate and investors may have a gain or loss when they redeem shares.

                          DUNCAN-HURST TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS at September 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
 SHARES                                                                VALUE
--------------------------------------------------------------------------------

COMMON STOCKS: 98.9%
AUDIO/VIDEO PRODUCTS: 4.3%
    4,800   Polycom, Inc.*                                          $   321,450
                                                                    -----------
CIRCUITS: 3.0%
    3,370   Micrel, Inc.*                                               225,790
                                                                    -----------
COMPUTER DATA SECURITY: 4.9%
    2,326   Check Point Software Technologies Ltd.*                     366,345
                                                                    -----------
COMPUTER NETWORKING: 4.7%
    1,610   Juniper Networks, Inc.*                                     352,489
                                                                    -----------
COMPUTER SOFTWARE: 12.0%
    2,273   Adobe Systems, Inc.                                         352,883
    2,281   Descartes Systems Group, Inc.*                              112,910
      318   Micromuse, Inc.*                                             63,898
    3,289   Siebel Systems, Inc.*                                       366,107
                                                                    -----------
                                                                        895,798
                                                                    -----------
COMPUTER STORAGE DEVICES: 8.8%
    1,165   Brocade Communications Systems, Inc.*                       274,940
    2,256   EMC Corp.*                                                  223,626
    1,223   Network Appliance, Inc.*                                    155,780
                                                                    -----------
                                                                        654,346
                                                                    -----------
ELECTRONICS: 4.0%
      759   PerkinElmer, Inc.                                            79,221
    3,606   Power One, Inc.*                                            218,219
                                                                    -----------
                                                                        297,440
                                                                    -----------
ELECTRONIC COMPONENTS: 7.2%
    1,170   Applied Micro Circuits Corp.*                               242,263
    1,785   Sanmina Corp.*                                              167,121
      577   PMC-Sierra, Inc.*                                           124,199
                                                                    -----------
                                                                        533,583
                                                                    -----------
INTERNET: 9.1%
    3,934   Commerce One, Inc.*                                         308,819
    2,235   Freemarkets, Inc*.                                          127,674
    2,775   Purchasepro, Inc.*                                          243,853
                                                                    -----------
                                                                        680,346
                                                                    -----------
INTERNET SOFTWARE: 3.2%
    1,649   Ariba, Inc.*                                                236,245
                                                                    -----------
MOTION PICTURE & SERVICES: 2.8%
    2,570   Macrovision Corp.*                                          208,170
                                                                    -----------
PIPELINES: 3.6%
    4,781   Dynegy, Inc. - Cl A                                         272,517
                                                                    -----------
SEMICONDUCTORS: 11.1%
    4,619   Cirrus Logic*                                               186,203
    1,860   Exar Corp.*                                                 225,060
    2,809   Integrated Device Technology*                               254,215
    3,846   Semtech Corp.*                                              165,859
                                                                    -----------
                                                                        831,337
                                                                    -----------
SOFTWARE TOOLS: 4.9%
    2,325   Mercury Interactive Corp.*                                  364,444
                                                                    -----------
TELECOMMUNICATIONS EQUIPMENT: 15.3%
    2,612   Ciena Corp.*                                                320,786
    1,115   Corning, Inc.                                               331,155
    1,927   MRV Communications, Inc.*                                    87,317
      224   New Focus, Inc.*                                             17,710
    2,415   Newport Corp.                                               384,626
                                                                    -----------
                                                                      1,141,594
                                                                    -----------
TOTAL COMMON STOCKS:
  (cost $6,165,018)                                                   7,381,894
                                                                    -----------

                          DUNCAN-HURST TECHNOLOGY FUND

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT                                                                VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS: 4.5%
$338,304    UMB Money Market Fiduciary (cost $338,304)              $   338,304
                                                                    -----------
TOTAL INVESTMENTS
  (cost $6,503,322+): 103.4%                                          7,720,198
Liabilities in excess of Other Assets: (3.4%)                          (254,046)
                                                                    -----------
NET ASSETS: 100.0%                                                  $ 7,466,152
                                                                    ===========

----------
*    Non-income producing security.
+ At September 30, 2000, the basis of investments for Federal income tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation were as follows:

     Gross unrealized appreciation                                  $ 1,404,252
     Gross unrealized depreciation                                     (187,376)
                                                                    -----------
       Net unrealized appreciation                                  $ 1,216,876
                                                                    ===========

See accompanying Notes to Financial Statements.

DUNCAN-HURST INTERNATIONAL GROWTH FUND

FUND OBJECTIVE & STRATEGY

The International Growth Fund seeks to provide long-term capital growth primarily through investment in non-U.S. companies. Our investment approach combines top-down country analysis with bottom-up company analysis. It identifies companies experiencing accelerating earnings, rising relative price strength and positive company fundamentals. The top-down analysis is conducted to identify the most attractive countries for investment.

MARKET REVIEW

The last six months have been difficult for the Duncan-Hurst International Growth Fund, which fell 21.4%, while the MSCI EAFE fell 11.7%. The Fund was hurt in the second quarter by an overweight position in Continental Europe and by positions in economically sensitive areas such as technology and small-cap stocks, all of which had previously benefited from the accelerating regional growth. In response, we reallocated assets towards areas that we believe will deliver earnings growth. Stocks such as pharmaceuticals, consumer goods, select financial and technology companies and mid/large cap stocks were purchased. Given our view that this slowdown will affect all major economies, country weightings were determined more by stock and sector selection, as our country outlook was neutral. As a result of these changes, we outperformed the MSCI EAFE by 2.1% in the third quarter.

Currently, the Fund is fairly diversified as we are still in a high-risk environment. As the global growth picture becomes clearer and the uncertainties surrounding oil prices, the Euro currency and technology spending subside, the Fund will become more aggressive.

Total return stated above is for the Class R Shares of the Fund. The Morgan Stanley Capital International Europe, Australasia, Far East Index ("MSCI EAFE Index") is a broad market index of selected companies in 21 developed countries. MSCI EAFE Index is unmanaged and returns include reinvested dividends. Past performance is not indicative of future results, share price and returns fluctuate and investors may have a gain or loss when they redeem shares.

                     DUNCAN-HURST INTERNATIONAL GROWTH FUND

SCHEDULE OF INVESTMENTS at September 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
 SHARES                                                                VALUE
--------------------------------------------------------------------------------

COMMON STOCKS: 98.5%
CANADA: 4.8%
    2,430   Angiotech Pharmaceutical*                               $    96,901
    3,760   C-Mac Industries*                                           216,200
    4,550   Descartes Systems Group, Inc.*                              226,043
    6,200   Ensign Resource Service                                     216,538
   10,180   Exfo Electro Optical Eng*                                   443,466
   11,280   GSI Lumonics, Inc.*                                         185,547
    5,670   Nortel Networks Corp.                                       337,719
    8,000   Precision Drilling*                                         285,000
    3,400   Sierra Wireless, Inc.*                                      209,812
                                                                    -----------
                                                                      2,217,226
                                                                    -----------
DENMARK: 10.3%
    5,200   GN Store Nord A/S*                                          738,095
    1,385   Group 4 Falck                                               201,503
    6,995   I-Data International                                        773,618
    4,940   Neg Micon A/S                                               262,946
    4,890   Novo Nordisk                                              1,084,520
   28,230   Vestas Wind Systems A/S                                   1,442,521
    4,630   William Demant Holding                                      218,515
                                                                    -----------
                                                                      4,721,718
                                                                    -----------
FRANCE: 13.0%
    8,640   Alcatel                                                     552,798
    7,435   Aventis                                                     557,718
    2,130   Axa                                                         278,199
   10,160   Bouygues Offshore                                           529,006
    4,260   Business Objects SA-ADR*                                    481,646
    7,130   Christian Dior                                              384,140
   12,750   Coflexip Sponsored ADR                                      793,688
    6,000   Generale De Geophysique                                     419,364
    1,810   Highwave Optical Tech*                                      285,921
    6,670   Remy Cointreau                                              203,665
   10,050   Sanofi-Synthelabo                                           540,130
    5,000   Societe Television Franca                                   286,813
    4,940   Thomson CSF                                                 208,125
    3,950   Wavecom SA-ADR Rep One*                                     477,950
                                                                    -----------
                                                                      5,999,163
                                                                    -----------
GERMANY: 8.6%
    4,960   Adva AG Optical Networking*                                 470,549
    1,790   Aixtron AG                                                  223,682
    8,235   D. Logistics AG*                                            551,595
    5,340   Direkt Anlage Bank*                                         263,903
    1,600   Ergo Versicherungsgruppe                                    239,899
    4,830   Intershop Communications AG*                                316,489
    2,610   Lion Bioscience AG*                                         257,972
    1,525   Muenchener Rueckversicher                                   454,885
    3,720   Sap AG                                                      228,780
    7,680   Schering AG                                                 502,220
    2,180   Software                                                    198,157
    4,550   Telesens, AG - Reg*                                         232,089
                                                                    -----------
                                                                      3,940,220
                                                                    -----------
HONG KONG: 2.8%
    6,520   China Mobile (Hong Kong)*                                   211,493
1,028,000   China Resources Beijing                                     212,274
   88,000   China Unicom Ltd.*                                          196,950
1,336,000   Denway Motors*                                              209,047
   26,000   Sun Hung Kai Properties Ltd.                                245,097
   32,000   Swire Pacific Ltd.                                          199,464
                                                                    -----------
                                                                      1,274,325
                                                                    -----------
ISRAEL: 1.8%
   15,655   Geo Interactive Media Group*                                285,852
    7,500   Teva Pharmaceuticals                                        548,906
                                                                    -----------
                                                                        834,758
                                                                    -----------
ITALY: 6.9%
   13,155   Autogrill Spa                                               153,707
   25,055   Bulgari S.P.A.                                              308,449
   22,800   Edison S.P.A.                                               225,033
   64,300   Ferretti*                                                   238,328
   28,011   Gruppo Editoriale L 'Espresso                               338,166
   11,280   Luxottica Group S P A                                       181,890
   18,000   Riunione Adriatica di Sicurta S.P.A. (RAS)                  236,686
  130,100   Saipem S.P.A.                                               723,323
   13,050   San Paolo-IMI S.P.A.                                        212,136
  104,470   UniCredito Italiano S.P.A.                                  544,871
                                                                    -----------
                                                                      3,162,589
                                                                    -----------

                     DUNCAN-HURST INTERNATIONAL GROWTH FUND

--------------------------------------------------------------------------------
 SHARES                                                                VALUE
--------------------------------------------------------------------------------

JAPAN: 12.2%
   31,000   Anritsu Corporation                                     $   860,633
   31,900   Asahi Glass Co., Ltd.                                       326,203
   11,000   Chugai Pharmaceutical Co.                                   199,824
   58,400   Fujikura Ltd.                                               480,992
    8,000   Fujisawa Pharmaceutical                                     294,651
    7,000   Furukawa Electric Co., Ltd.                                 193,365
   14,000   Hitachi Cable                                               159,356
  101,000   Mitsui O.S.K. Lines Ltd.                                    223,385
    1,500   Moritex Corp.                                               177,679
        9   NetOne Systems Co., Ltd.                                    255,691
   37,000   NGK Spark Plug Co., Ltd.                                    618,379
   65,000   NTN Corp.                                                   240,607
    7,000   Pioneer Corp.                                               285,027
      400   Seikoh Giken Co.                                            179,530
   24,000   Sumitomo Electric Industries                                414,214
    5,000   Suruga Seiki Co.                                            300,759
   42,500   Yokogawa Electric                                           389,760
                                                                    -----------
                                                                      5,600,055
                                                                    -----------
NETHERLANDS: 1.8%
    4,105   Fugro N.V.                                                  235,292
    2,970   Jomed N.V.                                                  221,238
    3,531   Philips Electronics                                         151,973
    4,725   QIAGEN N.V.*                                                222,666
                                                                    -----------
                                                                        831,169
                                                                    -----------
NORWAY: 8.7%
   10,975   Bergesen                                                    230,902
   13,760   Eltek                                                       509,270
   65,725   Frontline*                                                1,024,419
   11,460   Nordic American Tanker                                      247,822
    1,255   Opticom*                                                    187,454
   20,350   Smedvig ASA-A Shares                                        399,002
    7,610   Tandberg ASA*                                               224,233
   35,845   Tomra Systems                                             1,178,592
                                                                    -----------
                                                                      4,001,694
                                                                    -----------
SINGAPORE: 1.6%
   70,000   Datacraft Asia Limited                                      581,000
   17,000   Venture MFG (Singapore) Ltd.                                164,110
                                                                    -----------
                                                                        745,110
                                                                    -----------
SWITZERLAND: 12.8%
    1,653   Actelion*                                                   779,446
      572   Baloise Holding                                             555,982
    1,530   Credit Suisse Group $                                       285,923
      118   Julius Baer Holding AG-B                                    612,052
      730   Leica Geosystems*                                           228,495
    1,570   Logitech International                                      494,145
      365   Novartis AG                                                 559,622
       49   Phonak Holding                                              164,430
      175   Serono SA                                                   213,637
      370   Straumann Holdings                                          824,173
    2,505   The Swatch Group AG                                         739,152
      900   Zurich Allied                                               416,050
                                                                    -----------
                                                                      5,873,107
                                                                    -----------
UNITED KINGDOM: 11.1%
   18,130   ARM Holdings PLC*                                           201,575
    9,910   Autonomy Corp. PLC*                                         545,050
   37,400   BG Group PLC                                                237,634
   35,260   Biocompatibles International PLC*                           204,357
   12,610   Bookham Technology ADR*                                     540,654
   17,290   CellTech Group PLC*                                         344,848
   12,650   CMG PLC                                                     244,823
    7,910   Logica PLC                                                  260,212
   40,160   Marconi                                                     549,233
   15,040   Matalan PLC                                                 122,302
    7,210   NDS Group PLC - Spons ADR*                                  555,170
   45,700   Psion PLC                                                   499,999
   12,510   SEMA Group PLC                                              214,554
    3,830   Shire Pharmaceuticals Group PLC*                            197,724
   27,870   Spirent PLC                                                 276,079
   47,410   Xtl Biopharmaceuticals Ltd.*                                114,256
                                                                    -----------
                                                                      5,108,470
                                                                    -----------
UNITED STATES: 2.1%
    9,410   Decode Genetics*                                            241,719
    9,900   Knightsbridge Tankers                                       216,562
   10,710   Teekay Shipping Marshall                                    502,701
                                                                    -----------
                                                                        960,982
                                                                    -----------
TOTAL COMMON STOCKS:
  (cost $42,611,292)                                                 45,270,586
                                                                    ===========

                     DUNCAN-HURST INTERNATIONAL GROWTH FUND

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT                                                                VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS: 2.5%
$1,135,972  UMB Money Market Fiduciary (cost $1,135,972)            $ 1,135,972
                                                                    -----------
TOTAL INVESTMENTS
  (cost $43,747,264+): 101.0%                                        46,406,558
Liabilities in excess of Other Assets: (1.0%)                          (452,349)
                                                                    -----------
NET ASSETS: 100.0%                                                  $45,954,209
                                                                    ===========

----------
*    Non-income producing security.
+ At September 30, 2000, the basis of investments for Federal income tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation were as follows:

     Gross unrealized appreciation                                  $ 4,722,435
     Gross unrealized depreciation                                   (2,063,141)
                                                                    -----------
          Net unrealized appreciation                               $ 2,659,294
                                                                    ===========

See accompanying Notes to Financial Statements.

                            DUNCAN-HURST MUTUAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at September 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                       AGGRESSIVE      LARGE CAP                   INTERNATIONAL
                                         GROWTH        GROWTH-20     TECHNOLOGY       GROWTH
                                          FUND           FUND           FUND           FUND
                                          ----           ----           ----           ----
ASSETS
Investments in securities, at cost     $29,103,640    $ 4,945,503    $ 6,503,322    $43,747,264
                                       ===========    ===========    ===========    ===========
Investments in securities, at value     35,290,760      6,060,351      7,720,198     46,406,558
Cash ..............................         44,008             --             --            359
Receivables:
  Dividends and interest ..........          2,859          1,964            845         18,662
  Investment securities sold ......      1,242,595             --        358,889        754,090
  Due from Advisor ................             --          9,755         17,557             --
Other assets ......................         15,402          4,887         15,515         19,209
                                       -----------    -----------    -----------    -----------
    Total assets ..................     36,595,624      6,076,957      8,113,004     47,198,878
                                       -----------    -----------    -----------    -----------
LIABILITIES
Payables:
  Funds advanced by custodian .....             --             --         47,174             --
  Investment securities purchased .      1,069,954        106,252        560,957      1,117,189
  Administration fees .............          6,625          3,322          1,908          9,951
  Advisory fees ...................         15,808             --             --         16,550
  Distribution fees ...............          6,786          1,407          3,038          3,302
Accrued expenses ..................         39,800         19,010         33,775         97,677
                                       -----------    -----------    -----------    -----------
  Total liabilities ...............      1,138,973        129,991        646,852      1,244,669
                                       -----------    -----------    -----------    -----------
NET ASSETS ........................    $35,456,651    $ 5,946,966    $ 7,466,152    $45,954,209
                                       ===========    ===========    ===========    ===========

                            DUNCAN-HURST MUTUAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
at September 30, 2000 (Unaudited) - (Continued)
--------------------------------------------------------------------------------

                                                AGGRESSIVE       LARGE CAP                       INTERNATIONAL
                                                 GROWTH          GROWTH-20        TECHNOLOGY        GROWTH
                                                  FUND             FUND             FUND             FUND
                                                  ----             ----             ----             ----
COMPONENTS OF NET ASSETS
Paid-in capital ...........................    $ 32,472,601     $  4,904,492     $  7,644,385     $ 33,874,957
Accumulated net investment loss ...........        (175,289)         (20,536)         (38,671)        (202,156)
Accumulated net realized gain (loss)
  on investments and foreign currency .....      (3,027,781)         (51,838)      (1,356,438)       9,622,706
Net unrealized appreciation on
  investments and foreign currency ........       6,187,120        1,114,848        1,216,876        2,658,702
                                               ------------     ------------     ------------     ------------
    Net assets ............................    $ 35,456,651     $  5,946,966     $  7,466,152     $ 45,954,209
                                               ============     ============     ============     ============

CLASS R
Net assets applicable to shares outstanding    $ 11,766,338     $  2,467,624     $  4,852,287     $  4,873,217
Shares outstanding ........................         645,826          137,512          213,701          289,161

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE ..............    $      18.22     $      17.95     $      22.71     $      16.85
                                               ============     ============     ============     ============


CLASS I
Net assets applicable to shares outstanding    $ 23,690,313     $  3,479,342     $  2,613,865     $ 41,080,992
Shares outstanding ........................       1,294,134          193,798          114,969        2,443,863

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE ..............    $      18.31     $      17.95     $      22.74     $      16.81
                                               ============     ============     ============     ============

See accompanying Notes to Financial Statements.

                            DUNCAN-HURST MUTUAL FUNDS

STATEMENTS OF OPERATIONS
For the Period Ended September 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                AGGRESSIVE     LARGE CAP                 INTERNATIONAL
                                                  GROWTH       GROWTH-20    TECHNOLOGY      GROWTH
                                                  FUND (1)      FUND (2)      FUND (3)      FUND (4)
                                                 ---------     ---------     ---------     ---------
INVESTMENT INCOME
  Income
    Dividends ...............................    $  25,712     $   4,682     $   5,660     $  43,086
    Interest ................................        8,014         3,956           622        92,220
                                                 ---------     ---------     ---------     ---------
      Total income ..........................       33,726         8,638         6,282       135,306
                                                 ---------     ---------     ---------     ---------
  Expenses
    Advisory fees ...........................      160,790        20,906        32,002       279,247
    Distribution fees, Class R ..............       12,538         2,651         5,683         6,834
    Administration fees .....................       35,202        17,411        15,336        45,058
    Custody fees ............................       19,657         5,631        11,999       106,585
    Fund accounting fees ....................       10,275        10,814         9,999        14,743
    Transfer agent fees .....................       18,328        10,227        16,714        19,411
    Audit fees ..............................        7,040         7,040        14,000         9,240
    Reports to shareholders .................        3,041         2,998         2,500         3,993
    Registration expense ....................       15,791        13,038         8,511        16,556
    Trustee fees ............................        1,562           802         2,000         2,661
    Legal fees ..............................        2,006         1,962         2,000         3,949
    Miscellaneous expenses ..................        2,006         1,157         1,749         3,949
    Insurance expense .......................        1,331         1,301           999         1,316
                                                 ---------     ---------     ---------     ---------
      Total expenses ........................      289,567        95,938       123,492       513,542
      Less: fees waived and expenses absorbed      (80,552)      (66,764)      (78,539)     (176,080)
                                                 ---------     ---------     ---------     ---------
      Net expenses ..........................      209,015        29,174        44,953       337,462
                                                 ---------     ---------     ---------     ---------
        NET INVESTMENT LOSS .................     (175,289)      (20,536)      (38,671)     (202,156)
                                                 =========     =========     =========     =========

                            DUNCAN-HURST MUTUAL FUNDS

STATEMENTS OF OPERATIONS
For the Period Ended September 30, 2000 (Unaudited) - (Continued)
--------------------------------------------------------------------------------

                                                      AGGRESSIVE      LARGE CAP                     INTERNATIONAL
                                                       GROWTH         GROWTH-20       TECHNOLOGY        GROWTH
                                                       FUND (1)        FUND (2)        FUND (3)        FUND (4)
                                                     ------------    ------------    ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments
    and foreign currency .........................   $ (6,290,858)   $   (277,692)   $ (1,626,874)   $ (2,276,444)
  Net unrealized appreciation (depreciation)
    on investments and foreign currency ..........       (259,323)        669,755         715,650      (7,854,866)
                                                     ------------    ------------    ------------    ------------
    Net realized and unrealized gain (loss) on
      investments and foreign currency ...........     (6,550,181)        392,063        (911,224)    (10,131,310)
                                                     ------------    ------------    ------------    ------------

      NET INCREASE (DECREASE) IN NET ASSETS
        RESULTING FROM OPERATIONS ................   $ (6,725,470)   $    371,527    $   (949,895)   $(10,333,466)
                                                     ============    ============    ============    ============

                                          CLASS R               CLASS I
                                          -------               -------
(1) Commenced operations on:              March 31, 1999        October 19, 1999
(2) Commenced operations on:              March 31, 1999        June 7, 2000
(3) Commenced operations on:              September 30, 1999    March 30, 2000
(4) Commenced operations on:              June 30, 1999         June 30, 1999

See accompanying Notes to Financial Statements.

                            DUNCAN-HURST MUTUAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended September 30, 2000
--------------------------------------------------------------------------------

                                                                    AGGRESSIVE         LARGE CAP           LARGE CAP
                                                AGGRESSIVE            GROWTH           GROWTH-20           GROWTH-20
                                              GROWTH FUND (1)         FUND (1)          FUND (2)            FUND (2)
                                             SIX MONTHS ENDED      PERIOD ENDED     SIX MONTHS ENDED      PERIOD ENDED
                                            SEPTEMBER 30, 2000#   MARCH 31, 2000   SEPTEMBER 30, 2000#   MARCH 31, 2000
                                            -------------------   --------------   -------------------   --------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment loss ......................   $   (175,289)       $   (146,282)      $    (20,536)       $     (9,300)
  Net realized gain (loss) on investments
    and foreign currency ...................     (6,290,858)          3,409,359           (277,692)            235,154
  Net unrealized appreciation (depreciation)
    on investments and foreign currency ....       (259,323)          6,446,443            669,755             445,093
                                               ------------        ------------       ------------        ------------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS ..............     (6,725,470)          9,709,520            371,527             670,947
                                               ------------        ------------       ------------        ------------
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold
  Class R ..................................      4,178,093          10,403,349            597,787           1,874,031
  Class I ..................................      8,622,395          20,792,778          3,000,000                  --
Cost of shares redeemed
  Class R ..................................     (1,513,925)         (3,057,728)          (160,249)           (407,077)
  Class I ..................................     (5,649,096)         (1,303,265)                --                  --
                                               ------------        ------------       ------------        ------------
Net increase in net assets
  derived from net change
  in outstanding shares (a) ................      5,637,467          26,835,134          3,437,538           1,466,954
                                               ------------        ------------       ------------        ------------
  Total increase (decrease)
    in net assets ..........................     (1,088,003)         36,544,654          3,809,065           2,137,901

NET ASSETS
  Beginning of period ......................     36,544,654                  --          2,137,901                  --
                                               ------------        ------------       ------------        ------------
  End of period ............................   $ 35,456,651        $ 36,544,654       $  5,946,966        $  2,137,901
                                               ============        ============       ============        ============

# Unaudited.

                            DUNCAN-HURST MUTUAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended September 30, 2000 (Continued)
--------------------------------------------------------------------------------

                                                                                 AGGRESSIVE         LARGE CAP          LARGE CAP
                                                               AGGRESSIVE          GROWTH           GROWTH-20          GROWTH-20
                                                             GROWTH FUND (1)       FUND (1)          FUND (2)           FUND (2)
                                                            SIX MONTHS ENDED     PERIOD ENDED    SIX MONTHS ENDED     PERIOD ENDED
                                                           SEPTEMBER 30, 2000#  MARCH 31, 2000  SEPTEMBER 30, 2000#  MARCH 31, 2000
                                                           -------------------  --------------  -------------------  --------------
(a) A summary of capital share transactions is as follows:

CLASS R SHARES
  Shares sold ............................................        230,953            726,298             36,793           136,165
  Shares redeemed ........................................        (85,623)          (225,802)           (10,006)          (25,440)
                                                               ----------         ----------         ----------        ----------
  Net increase ...........................................        145,330            500,496             26,787           110,725
                                                               ==========         ==========         ==========        ==========

CLASS I SHARES
  Shares sold ............................................        481,527          1,188,677            193,798                --
  Shares redeemed ........................................       (315,289)           (60,781)                --                --
                                                               ----------         ----------         ----------        ----------
  Net increase ...........................................        166,238          1,127,896            193,798                --
                                                               ==========         ==========         ==========        ==========

                                          CLASS R               CLASS I
                                          -------               -------
(1) Commenced operations on:              March 31, 1999        October 19, 1999
(2) Commenced operations on:              March 31, 1999        June 7, 2000
(3) Commenced operations on:              September 30, 1999    March 30, 2000
(4) Commenced operations on:              June 30, 1999         June 30, 1999

# Unaudited.

See accompanying Notes to Financial Statements.

                            DUNCAN-HURST MUTUAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended September 30, 2000 (Unaudited) - (Continued)
--------------------------------------------------------------------------------

                                                                         INTERNATIONAL   INTERNATIONAL
                                           TECHNOLOGY      TECHNOLOGY       GROWTH          GROWTH
                                             FUND (3)       FUND (3)        FUND (4)        FUND (4)
                                           SIX MONTHS       PERIOD         SIX MONTHS       PERIOD
                                             ENDED           ENDED           ENDED           ENDED
                                          SEPTEMBER 30,    MARCH 31,      SEPTEMBER 30,    MARCH 31,
                                             2000#           2000            2000#           2000
                                          ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment loss .................   $    (38,671)   $    (12,049)   $   (202,156)   $   (263,445)
  Net realized gain (loss) on
    investments and foreign currency ..     (1,626,874)        282,485      (2,276,444)     12,162,595
  Net unrealized appreciation
    (depreciation) on investments and
    foreign currency ..................        715,650         501,226      (7,854,866)     10,513,568
                                          ------------    ------------    ------------    ------------
    NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM
      OPERATIONS ......................       (949,895)        771,662     (10,333,466)     22,412,718
                                          ------------    ------------    ------------    ------------

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold
  Class R .............................        968,659       5,391,680       2,091,434       9,855,974
  Class I .............................        699,201       2,250,000      11,373,629      30,937,246
Cost of shares redeemed
  Class R .............................       (758,240)       (906,915)     (3,693,401)     (3,042,228)
  Class I .............................             --              --        (445,296)    (13,202,401)
                                          ------------    ------------    ------------    ------------
  Net increase in net assets
    derived from net change
    in outstanding shares (a) .........        909,620       6,734,765       9,326,366      24,548,591
                                          ------------    ------------    ------------    ------------
    TOTAL INCREASE (DECREASE)IN
      NET ASSETS ......................        (40,275)      7,506,427      (1,007,100)     46,961,309

NET ASSETS
Beginning of period ...................      7,506,427              --      46,961,309              --
                                          ------------    ------------    ------------    ------------
End of period .........................   $  7,466,152    $  7,506,427    $ 45,954,209    $ 46,961,309
                                          ============    ============    ============    ============

# Unaudited.

                            DUNCAN-HURST MUTUAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended September 30, 2000 (Continued)
--------------------------------------------------------------------------------

                                                                                      INTERNATIONAL  INTERNATIONAL
                                                            TECHNOLOGY    TECHNOLOGY      GROWTH        GROWTH
                                                              FUND (3)     FUND (3)      FUND (4)       FUND (4)
                                                             SIX MONTHS     PERIOD      SIX MONTHS      PERIOD
                                                               ENDED         ENDED         ENDED         ENDED
                                                            SEPTEMBER 30,  MARCH 31,   SEPTEMBER 30,   MARCH 31,
                                                               2000#          2000         2000#         2000
                                                             ----------    ----------    ----------    ----------
(a) A summary of capital share transactions is as follows:

CLASS R SHARES
  Shares sold ............................................       45,617       234,953       118,968       497,550
  Shares redeemed ........................................      (36,554)      (30,315)     (202,757)     (124,600)
                                                             ----------    ----------    ----------    ----------
  Net increase (decrease) ................................        9,063       204,638       (83,789)      372,950
                                                             ==========    ==========    ==========    ==========

CLASS I SHARES
  Shares sold ............................................       29,677        85,292       647,399     2,432,601
  Shares redeemed ........................................           --            --       (26,605)     (609,532)
                                                             ----------    ----------    ----------    ----------
  Net increase ...........................................       29,677        85,292       620,794     1,823,069
                                                             ==========    ==========    ==========    ==========

                                          CLASS R               CLASS I
                                          -------               -------
(1) Commenced operations on:              March 31, 1999        October 19, 1999
(2) Commenced operations on:              March 31, 1999        June 7, 2000
(3) Commenced operations on:              September 30, 1999    March 30, 2000
(4) Commenced operations on:              June 30, 1999         June 30, 1999

# Unaudited.

See accompanying Notes to Financial Statements.

                            DUNCAN-HURST MUTUAL FUNDS

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period
--------------------------------------------------------------------------------

                                                      AGGRESSIVE      AGGRESSIVE      LARGE CAP        LARGE CAP
                                                      GROWTH FUND     GROWTH FUND   GROWTH-20 FUND   GROWTH-20 FUND
                                                      SIX MONTHS       MARCH 31,     SIX MONTHS         MARCH 31,
                                                         ENDED           1999+           ENDED           1999+
                                                      SEPTEMBER 30,     THROUGH      SEPTEMBER 30,     THROUGH
CLASS R                                                  2000#       MARCH 31, 2000      2000#      MARCH 31, 2000
-------                                                 -------          -------        -------         -------
Net asset value,
  beginning of period .............................     $ 22.40          $ 10.00        $ 19.31         $ 10.00
                                                        -------          -------        -------         -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss .............................       (0.10)           (0.14)         (0.08)          (0.08)
  Net realized and unrealized gain (loss) on
    investments ...................................       (4.08)           12.54          (1.28)           9.39
                                                        -------          -------        -------         -------
  Total from investment operations ................       (4.18)           12.40          (1.36)           9.31
                                                        -------          -------        -------         -------
  Net asset value, end of period ..................     $ 18.22          $ 22.40        $ 17.95         $ 19.31
                                                        =======          =======        =======         =======
  Total return ....................................      (18.66%)**       124.00%         (7.04%)**       93.10%
                                                        =======          =======        =======         =======
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end
    of period (millions) ..........................     $  35.4          $  11.2        $   5.9         $   2.1

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed ........        1.97%*           2.77%          5.48%*         17.40%
  After fees waived and expenses absorbed .........        1.47%*           1.50%          1.48%*          1.48%

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed ........       (1.76%)*         (2.55%)        (5.09%)*       (17.08%)
  After fees waived and expenses absorbed .........       (1.26%)*         (1.28%)        (1.08%)*        (1.16%)
  Portfolio turnover rate .........................      200.22%**        239.99%         94.40%**       247.49%

*  Annualized.
** Not Annualized.
+  Commencement of operations.
^  Amount represents less than $0.01 per share.
#  Unaudited.

See accompanying Notes to Financial Statements.

                            DUNCAN-HURST MUTUAL FUNDS

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period (Continued)
--------------------------------------------------------------------------------

                                                        TECHNOLOGY      TECHNOLOGY      INTERNATIONAL    INTERNATIONAL
                                                           FUND            FUND          GROWTH FUND      GROWTH FUND
                                                        SIX MONTHS     SEPTEMBER 30,      SIX MONTHS       JUNE 30,
                                                          ENDED            1999+            ENDED            1999+
                                                       SEPTEMBER 30,      THROUGH        SEPTEMBER 30,      THROUGH
CLASS R                                                   2000#        MARCH 31, 2000       2000#        MARCH 31, 2000
-------                                                 ----------       ----------       ----------       ----------
Net asset value,
  beginning of period .............................     $    25.89       $    10.00       $    21.43       $    10.00
                                                        ----------       ----------       ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss .............................          (0.04)           (0.06)           (0.11)           (0.07)
  Net realized and unrealized gain (loss) on
    investments ...................................          (3.14)           15.95            (4.47)           11.50
                                                        ----------       ----------       ----------       ----------
  Total from investment operations ................          (3.18)           15.89            (4.58)           11.43
                                                        ----------       ----------       ----------       ----------
  Net asset value, end of period ..................     $    22.71       $    25.89       $    16.85       $    21.43
                                                        ==========       ==========       ==========       ==========
  Total return ....................................         (12.28%)**       158.90%**        (21.37%)**       114.30%**
                                                        ==========       ==========       ==========       ==========
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions) ............     $      7.5       $      5.3       $     46.0       $      8.0

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed ........           3.93%*           6.48%*           2.51%*           2.58%*
  After fees waived and expenses absorbed .........           1.48%*           1.48%*           1.73%*           1.73%*

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed ........          (2.87%)*         (6.18%)*         (1.91%)*         (2.27%)*
  After fees waived and expenses absorbed .........          (0.42%)*         (1.18%)*         (1.13%)*         (1.42%)*
  Portfolio turnover rate .........................         224.31%**         97.84%**        143.39%**        161.42%**

*  Annualized.
** Not Annualized.
+  Commencement of operations.
^  Amount represents less than $0.01 per share.
#  Unaudited.

See accompanying Notes to Financial Statements.

                            DUNCAN-HURST MUTUAL FUNDS

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period (Continued)
--------------------------------------------------------------------------------

                                                     AGGRESSIVE      AGGRESSIVE       LARGE CAP
                                                     GROWTH FUND     GROWTH FUND    GROWTH-20 FUND
                                                      SIX MONTHS      OCTOBER 19,    JUNE 7, 2000+
                                                        ENDED            1999+         THROUGH
                                                     SEPTEMBER 30,      THROUGH       SEPTEMBER 30,
CLASS I                                                  2000#       MARCH 31, 2000      2000#
-------                                                 -------         -------         -------
Net asset value,
  beginning of period .............................     $ 22.46         $ 11.53         $ 15.48
                                                        -------         -------         -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss .............................       (0.09)          (0.07)          (0.05)
  Net realized and unrealized gain (loss) on
    investments ...................................       (4.06)          11.00            2.52
                                                        -------         -------         -------
  Total from investment operations ................       (4.15)          10.93            2.47
                                                        -------         -------         -------
  Net asset value, end of period ..................     $ 18.31         $ 22.46         $ 17.95
                                                        =======         =======         =======
  Total return ....................................      (18.48%)**       94.80%**        15.96%**
                                                        =======         =======         =======
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions) ............     $  35.4         $  25.3         $   5.9

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed ........        1.73%*          2.52%*          3.79%*
  After fees waived and expenses absorbed .........        1.22%*          1.25%*          1.23%*

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed ........       (1.51%)*        (2.30%)*        (3.35%)*
  After fees waived and expenses absorbed .........       (1.01%)*        (1.03%)*        (0.91%)*
  Portfolio turnover rate .........................      200.22%**       239.99%**        94.40%**

*  Annualized.
** Not Annualized.
+  Commencement of operations.
^  Amount represents less than $0.01 per share.
#  Unaudited.

See accompanying Notes to Financial Statements.

                            DUNCAN-HURST MUTUAL FUNDS

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period (Continued)
--------------------------------------------------------------------------------

                                                                      TECHNOLOGY                   INTERNATIONAL
                                                       TECHNOLOGY        FUND      INTERNATIONAL      GROWTH
                                                          FUND         MARCH 30,       GROWTH         JUNE 30,
                                                       SIX MONTHS        2000+       SIX MONTHS        1999+
                                                         ENDED          THROUGH        ENDED          THROUGH
                                                     SEPTEMBER 30,     MARCH 31,    SEPTEMBER 30,     MARCH 31,
CLASS I                                                  2000#           2000           2000#           2000
-------                                                 -------         -------        -------         -------
Net asset value,
  beginning of period .............................     $ 25.89         $ 26.38        $ 21.38         $ 10.00
                                                        -------         -------        -------         -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ....................       (0.25)          0.00^          (0.07)          (0.13)
  Net realized and unrealized gain (loss) on
    investments ...................................       (2.91)          (0.49)         (4.50)          11.51
                                                        -------         -------        -------         -------
  Total from investment operations ................       (3.16)          (0.49)         (4.57)          11.38
                                                        -------         -------        -------         -------
  Net asset value, end of period ..................     $ 22.73         $ 25.89        $ 16.81         $ 21.38
                                                        =======         =======        =======         =======
  Total return ....................................      (12.24%)**       (1.86%)**     (21.49%)**      113.80%**
                                                        =======         =======        =======         =======
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions) ............     $   7.5         $   2.2        $  46.0         $  39.0

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed ........        3.66%*          6.23%*         2.27%*          2.33%*
  After fees waived and expenses absorbed .........        1.22%*          1.23%*         1.48%*          1.48%*

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed ........       (5.55%)*        (5.93%)*       (1.66%)*        (2.02%)*
  After fees waived and expenses absorbed .........       (3.12%)*        (0.93%)*       (0.87%)*        (1.17%)*
  Portfolio turnover rate .........................      224.31%**        97.84%**      143.39%**       161.42%**

*  Annualized.
** Not Annualized.
+  Commencement of operations.
^  Amount represents less than $0.01 per share.
#  Unaudited.

See accompanying Notes to Financial Statements.

                            DUNCAN-HURST MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS at September 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     Duncan-Hurst Aggressive Growth Fund, Duncan-Hurst Large Cap Growth-20 Fund, Duncan-Hurst Technology Fund and Duncan-Hurst International Growth Fund (the "Funds") are each a series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust") which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. Duncan-Hurst Aggressive Growth Fund Class R and Class I commenced operations on March 31, 1999 and October 19, 1999, respectively. Duncan-Hurst Large Cap Growth-20 Fund Class R and Class I commenced operations on March 31, 1999 and June 7, 2000, respectively. Duncan-Hurst Technology Fund Class R and Class I commenced operations on September 30, 1999 and March 30, 2000, respectively. Duncan-Hurst International Growth Fund Class R and Class I commenced operations on June 30, 1999. The investment objective of each Fund is long-term growth of capital.

 NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles.

     A. SECURITY VALUATION. Securities traded on a national securities exchange or Nasdaq are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading; securities traded on an exchange or Nasdaq for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are stated at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which, when combined with accrued interest, approximates market value.

     B. FOREIGN CURRENCY. Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values based upon the spot exchange rate at the close of regular trading. The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired. The Funds include foreign exchange gains and losses from dividend receivable and other foreign currency denominated payables and receivables in realized and unrealized gain (loss) on investments and foreign currency. The Funds do not isolate that portion of realized and unrealized gain (loss) on investments resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. Fluctuations in foreign exchange rates on investments are thus included with net realized and unrealized gain (loss) on investments and foreign currency.

                            DUNCAN-HURST MUTUAL FUNDS

--------------------------------------------------------------------------------

     C. FEDERAL INCOME TAXES. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

     D. SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

     E. USE OF ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

     F. RECLASSIFICATION OF CAPITAL ACCOUNTS. The Funds account and report for distributions to shareholders in accordance with the American Institute of Certified Public Accountant's Statement of Position 93-2:
          DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES. For the year ended March 31, 2000, each Fund decreased accumulated net realized gain on investments and foreign currency by the following amount due to each of the Funds' experiencing a net investment loss during the year:

                                                                    Decrease
                                                  Decrease       Accumulated Net
                                              Accumulated Net   Realized Gain on
                                              Investment Loss      Investments
                                              ---------------      -----------
     Duncan-Hurst Aggressive Growth Fund          $146,282          $(146,282)
     Duncan-Hurst Large Cap Growth-20 Fund           9,300             (9,300)
     Duncan-Hurst Technology Fund                   12,049            (12,049)
     Duncan-Hurst International Growth Fund        263,445           (263,445)

                            DUNCAN-HURST MUTUAL FUNDS

--------------------------------------------------------------------------------

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

     Duncan-Hurst Capital Management Inc. (the "Adviser") provides the Funds with investment management services under an Investment Advisory Agreement. The Adviser furnishes all investment advice, office space, certain administrative services and most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% for Duncan-Hurst Aggressive Growth Fund, Duncan-Hurst Large Cap Growth-20 Fund and Duncan-Hurst Technology Fund and 1.25% for Duncan-Hurst International Growth Fund based upon the average daily net assets of the Funds. For the period ended September 30, 2000, the advisory fees incurred were $160,790, $20,906, $32,002 and $279,247 for Duncan-Hurst Aggressive Growth Fund, Duncan-Hurst Large Cap Growth-20 Fund, Duncan-Hurst Technology Fund and Duncan-Hurst International Growth Fund, respectively.

     The Funds are responsible for their own operating expenses. The Adviser has contractually agreed to limit the Funds' total expenses by reducing all or a portion of their fees and reimbursing the Funds for expenses, excluding interest and tax expense, so that their ratio of expenses to average net assets will not exceed the following:

                                                       Class R      Class I
                                                       -------      -------
     Duncan-Hurst Aggressive Growth Fund                1.48%        1.23%
     Duncan-Hurst Large Cap Growth-20 Fund              1.48%        1.23%
     Duncan-Hurst Technology Fund                       1.48%        1.23%
     Duncan-Hurst International Growth Fund             1.73%        1.48%

     In the case of the Funds' initial period of operations any fee withheld or voluntarily reduced and/or any Fund expense absorbed by the Adviser pursuant to an agreed-upon expense cap shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser, anytime before the end of the fifth fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Funds' current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. The Funds must pay their current ordinary expenses before the Adviser is entitled to any reimbursement of fees and/or expenses.

                            DUNCAN-HURST MUTUAL FUNDS

--------------------------------------------------------------------------------

For the period ended September 30, 2000, the Adviser waived fees and absorbed expenses as follows:

                                                        Fees      Expenses
                                                       Waived     Absorbed
                                                      --------    --------
     Duncan-Hurst Aggressive Growth Fund              $ 80,552    $     --
     Duncan-Hurst Large Cap Growth-20 Fund              20,906      45,858
     Duncan-Hurst Technology Fund                       32,002      46,537
     Duncan-Hurst International Growth Fund            176,080          --

     Investment Company Administration L.L.C., (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of Funds' expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee from each Fund at the following annual rates:

     Under $75 million               0.20% of average daily net assets
                                     (subject to Fund minimums)
     $75 to $150 million             0.15% of average daily net assets
     $150 to $200 million            0.10% of average daily net assets
     Over $200 million               0.05% of average daily net assets

     Minimum Fee:
     Duncan-Hurst Aggressive Growth Fund                       $35,000
     Duncan-Hurst Large Cap Growth-20 Fund                      35,000
     Duncan-Hurst Technology Fund                               35,000
     Duncan-Hurst International Growth Fund                     35,000

     For the period ended September 30, 2000, Duncan-Hurst Aggressive Growth Fund, Duncan-Hurst Large Cap Growth-20 Fund, Duncan-Hurst Technology Fund and Duncan-Hurst International Growth Fund, incurred $35,202, $17,411, $15,336 and $45,058, respectively, in administration fees.

     First Fund Distributors, Inc. (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

     Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and Distributor.

                            DUNCAN-HURST MUTUAL FUNDS

--------------------------------------------------------------------------------

NOTE 4 - DISTRIBUTION PLAN

     The Funds have adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will pay a fee to the Adviser as Distribution Coordinator at an annual rate of up to 0.25% of the average daily net assets of Class R shares of the Funds. The fee is paid to the Adviser as reimbursement for, or in anticipation of, expenses incurred for distribution-related activities. For the period ended September 30, 2000, Duncan-Hurst Aggressive Growth Fund, Duncan-Hurst Large Cap Growth-20 Fund, Duncan-Hurst Technology Fund and Duncan-Hurst International Growth Fund paid fees of $12,538, $2,651, $5,683 and $6,834, respectively, to the Adviser.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

     The cost of purchases, and the proceeds from the sales of securities, other than short-term investments, for the period ended September 30, 2000 are as follows:

                                                 Purchases        Sales
                                                -----------    -----------
     Duncan-Hurst Aggressive Growth Fund        $70,170,356    $64,471,867
     Duncan-Hurst Large Cap Growth-20 Fund        7,105,090      3,715,145
     Duncan-Hurst Technology Fund                15,530,015     14,533,862
     Duncan-Hurst International Growth Fund      73,503,383     63,149,371

                                  DUNCAN-HURST
                                  MUTUAL FUNDS


                      DUNCAN-HURST CAPITAL MANAGEMENT INC.
                      ------------------------------------

                             AGGRESSIVE GROWTH FUND

                            LARGE CAP GROWTH-20 FUND

                                 TECHNOLOGY FUND

                            INTERNATIONAL GROWTH FUND


                      c/o Firstar Mutual Fund Services, LLC
                      615 E. Michigan Street, 3rd Floor
                      Milwaukee, WI  53202-5207

                      or

                      P.O. Box 701
                      Milwaukee, WI  53201-0701


This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.


First Fund Distributors, Inc.
Phoenix, AZ 85018


                      For more information: 1-800-558-9105